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Carillon Scout Small Cap Fund
SUMMARY OF CARILLON SCOUT SMALL CAP FUND | 3.1.2020
Investment objective
The Carillon Scout Small Cap Fund (“Small Cap Fund” or the “fund”) seeks long-term growth of capital.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 86 of the fund’s Prospectus and on page 46 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon Scout Small Cap Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Scout Small Cap Fund		Class A	Class C	Class I		Class Y		Class R-3	Class R-5	Class R-6
Management Fees	[1]	0.60%	0.60%	0.60%		0.60%		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none		0.25%		0.50%	none	none
Other Expenses		0.31%	0.32%	0.35%	[1]	0.40%	[1]	0.45%	0.39%	0.24%
Total Annual Fund Operating Expenses		1.16%	1.92%	0.95%		1.25%		1.55%	0.99%	0.84%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none		none		(0.05%)	(0.04%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.16%	1.92%	0.95%		1.25%		1.50%	0.95%	0.84%
[1]	Other Expenses" includes amounts paid to Carillon Tower Advisers, Inc. ("Carillon") by the fund during the fiscal year ended October 31, 2019 that were previously waived and/or reimbursed by Carillon under a contractual fee waiver/expense reimbursement agreement for the fund's Class I and Class Y shares.
[2]	Carillon has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class R-3 and Class R-5 shares exceed a percentage of that class' average daily net assets through February 28, 2021 as follows: Class R-3 - 1.50% and Class R-5 – 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund's Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement or the time of the recoupment.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for Class R-3 and Class R-5 shares through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Scout Small Cap Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	588	826	1,083	1,817
Class C	295	603	1,037	2,243
Class I	97	303	525	1,166
Class Y	127	397	686	1,511
Class R-3	153	485	840	1,841
Class R-5	97	311	543	1,209
Class R-6	86	268	466	1,037

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal investment strategies
The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States.  The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $10.6 billion during the 12-month period ended December 31, 2019).    From time to time, the fund’s portfolio may include the stocks of fewer companies than other diversified funds.

The equity securities in which the fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”).

The fund normally invests in a diversified portfolio of equity securities that are selected based upon the portfolio management team’s perception of their above-average potential for long-term growth of capital. The portfolio management team searches for companies that it believes are well positioned to benefit from the emergence of long-term catalysts for growth.  The identified growth catalysts are long-term and secular (i.e., exhibiting relatively consistent expansion over a long period).  Following the identification of well-positioned companies, the portfolio management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level and other measures which it believes influence relative stock valuations. The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management and free cash flow.

The fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the health care and information technology sectors at any given time.

The fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.

The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears:
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock.  Preferred stocks are sensitive to movements in interest rates.  Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities.  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  Depositary receipts.  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;

  REITs.  Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values;

  Rights and warrants.  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Focused holdings risk is the risk of a fund holding a core portfolio of securities of fewer companies than other diversified funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions;
  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector;

  Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies;
  Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and,
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	17.53%	December 31, 2010
Worst Quarter	(23.46)%	September 30, 2011

Average annual total returns (for the periods ended December 31, 2019): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Scout Small Cap Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime (if less than 10 yrs)
Class I	Jul. 02, 2001	20.91%	11.36%	13.01%
Class I | After Taxes on Distributions	Jul. 02, 2001	19.84%	9.31%	11.94%
Class I | After Taxes on Distributions and Sale of Fund Shares	Jul. 02, 2001	13.14%	8.68%	10.73%
Class A	Nov. 20, 2017	14.93%			5.70%
Class A | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Class C	Nov. 20, 2017	19.72%			7.35%
Class C | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Class Y	Nov. 20, 2017	20.58%			8.11%
Class Y | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Class R-3	Nov. 20, 2017	20.27%			7.84%
Class R-3 | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Class R-5	Nov. 20, 2017	20.91%			8.43%
Class R-5 | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Class R-6	Nov. 20, 2017	21.05%			8.55%
Class R-6 | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				8.85%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		28.48%	9.34%	13.01%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.